LIABILITIES SUBJECT TO COMPROMISE	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Text Block [Abstract]
LIABILITIES SUBJECT TO COMPROMISE
28.	LIABILITIES SUBJECT TO COMPROMISE

As a result of the judicial reorganization proceedings in Brazil and other international jurisdictions (which are considered to be similar in all substantive respects to Chapter 11) prepetition liabilities, as shown below were classified as subject to compromise based on the assessment of these obligations following the guidance of ASC 852 Reorganizations. Prepetition liabilities subject to compromise are required to be reported at the amount expected to be allowed as a claim by the Judicial Reorganization Court, regardless of whether they may be settled for lesser amounts and remain subject to future adjustments based on negotiated settlements with claimants, actions of the Judicial Reorganization Court, rejection of executory contracts, proofs of claims or other events. The following table reflects prepetition liabilities subject to compromise as at June 30, 2018 and December 31, 2017:

	06/30/2018	12/31/2017
Loans and financing	32,153,039	49,129,546
Derivative financial instrument	—	104,694
Trade payables	—	2,139,312
Provision for civil contingencies—Anatel	927,779	9,333,795
Provison fo pension plan	—	560,046
Other	—	43,334
Provision for labor contingencies	1,037,854	899,226
Provision for civil—other claims	2,363,389	2,929,275

Liabilities subject to compromise (*)	36,482,061	65,139,228

(*)

The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor’s List.

Recognition of the effects of the ratification of the Judicial Reorganization Plan

As a result of the approval of JRP at the GCM meeting held on December 19 and 20, 2017 and its subsequent ratification by the Judicial Reorganization Court on January 8, 2018, and published on the Official Gazette on February 5, 2018, the Company’s management, based on the terms and conditions of the JRP, recorded the effects caused by the restructuring/novation of the prepetition liabilities subject to the Judicial Reorganization in the unaudited interim condensed consolidated financial statements for the six-month ended June 30, 2018.

The movements in the restructured prepetition liabilities and the accounting adjustments made for initial recognition of the terms and conditions set forth by the approved and ratified JRP, including the effects on the fair value of these liabilities pursuant to the criteria of ASC 820, and applicable GAAP, are as follow:

	12/31/2017	Reclassifications	Mediations and other	Haircut	Fair value (ii)	Financial charges	06/30/2018
Liabilities subject to compromise
Bondholders (i)	32,314,638	—	(161,599)	—	—	—	32,153,039
BNDES	3,326,952	(3,326,952)	—	—	—	—	—
Other loans and financing	13,487,957	(13,487,957)	—	—	—	—	—
Derivative financial instrument	104,694	(104,694)	—	—	—	—	—
Trade payables	2,139,312	(2,139,312)	—	—	—	—	—
Provision for civil contingencies—Anatel	9,333,795	(8,406,016)	—	—	—	—	927,779
Provison for pension plan	560,046	(560,046)	—	—	—	—	—
Other	43,333	(43,333)	—	—	—	—	—
Provision for labor contingencies	899,226	—	138,628	—	—	—	1,037,854
Provision for civil—other claims	2,929,275	—	(565,886)	—	—	—	2,363,389

Total—Liabilities subject to compromise	65,139,228	(28,068,310)	(588,857)	—	—	—	36,482,061

Liabilities not subject to compromise	—	—	—	—	—	—	—
BNDES – Loans and financing	—	3,326,952	—	—	—	135,591	3,462,543
Other loans and financing	—	13,592,651	50,375	—	(9,096,364)	1,028,536	5,575,198
Anatel (AGU) and other trade payables	—	10,588,661	619,990	(1,826,678)	(5,704,607)	69,002	3,746,368
Provison for pension plan	—	560,046	—	—	—	—	560,046

Total—Liabilities not subject to compromise	—	28,068,310	670,365	(1,826,678)	(14,800,971)	1,233,129	13,344,155

(i)

Balance as of June 30, 2018 refers to non-Qualified, Default Recovery and Qualified Bondholders that elected to restructured their credits under the terms of clause 4.3.3.5 of the JRP and will received in exchange equity instruments and new debt instruments upon the execution of a share capital increase, which occurred on July 27, 2018 (Note 29).

(ii)

Calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

Under the Judicial Reorganization proceedings, claims are classified in one of four classes and the treatment of claims under the JRP is differentiated for each of these classes:

•	Class I – labor-related claims;

•	Class II – secured claims;

•	Class III – unsecured claims, statutorily or generally privileged claims, and subordinated claims; and

•	Class IV – claims held by “small companies” under Brazilian law.

The following discussion briefly describes the loans and financing which consist of fixed rate-notes issued and trated in the international market, classified as “liabilities subject to compromise”.

Fixed-Rate Notes

As of June 30, 2018 and December 31, 2017, the Company had 13 series of fixed-rate debt securities that were issued in the international market. The following table sets forth for each series of fixed rate notes the aggregate amount of the claims for such series recognized by the RJ Court.

	06/30/2018	12/31/2017
	(in millions of reais)
Bonds issued by the Company
9.75% senior notes due 2016	1,083	1,083
5.125% senior notes due 2017	2,273	2,273
9.500% senior notes due 2019	474	474
5.500% senior notes due 2020	6,099	6,099
Bonds issued by Oi Holanda
5.625% senior notes due 2021	2,427	2,427
5.75% senior notes due 2022	4,945	4,945
Bonds issued by PTIF
6.25% notes due 2016	908	908
4.375% notes due 2017	1,487	1,487
5.242% notes due 2017	989	989
5.875% notes due 2018	2,902	2,902
5.00% notes due 2019	2,962	2,962
4.625% notes due 2020	3,851	3,851
4.5% notes due 2025	1,916	1,916

As a result of payments made to some of the holders of the bonds issued by PTIF that participated in the Settlement Creditors Program in Portugal, the total claims represented by these bonds has been reduced by R$136 million.

Under the JRP, the claims of holders of these bonds were classified as Class III claims. Under the JRP, each holder of beneficial interests in the bonds issued by the Company, Oi Holanda and PTIF, or Bondholders, is entitled to receive the Qualified Recovery (as described below), the Non-Qualified Recovery (as described below) or the general treatment provided for unsecured credits under the JRP, which is referred to as the Default Recovery, in respect of the claims evidenced by the bonds such Bondholder beneficially holds, which is the Company referred to as Bondholder Credits.

Under the JRP, Bondholders that had individualized their Bondholder Credits in accordance with the procedures established in the JRP and by the RJ Court, which referred to as Eligible Bondholders, were permitted to make an election as to the form of recovery that they wish to receive. All other Bondholders are only entitled to receive the Default Recovery.

Under the JRP, Eligible Bondholders with Bondholder Credits in excess of US$750,000 (or the equivalent in other currencies), which referred to as Qualified Holders, were entitled to elect to receive either the Qualified Recovery or the Default Recovery. Eligible Bondholders with Bondholder Credits of less than US$750,000 (or the equivalent in other currencies), which referred to as Non-Qualified Holders, were entitled to elect to receive either the Non-Qualified Recovery or the Default Recovery.

Under the JRP, Eligible Bondholders were entitled to make an election of the form of their recovery during an election period that commenced on February 6, 2018 and ended on March 8, 2018. Holders that made valid recovery elections will be entitled to participate in settlement procedures and the Company expects to conduct shortly following the satisfaction or waiver of the conditions to the issuance of the new common shares set forth in the JRP.

Qualified Recovery

Under the JRP, the Qualified Recovery with respect to each US1,000 of Bondholder Credits (or the equivalent in other currencies) will consist of:

•	US$195.61 aggregate principal amount of senior unsecured notes of the Company, or the New Notes;

•

179.09 newly issued common shares of the Company, which are expected to be issued in the form of ADSs, subject to reduction in the event that any common shares of the Company are subscribed in the pre-emptive offer of these common shares that the Company is required to conduct prior to issuing the common shares to the Bondholders, in which event such Bondholder will receive the cash proceeds related to the number of common shares by which such allocation was reduced;

•	13.75 common shares of the Company currently held by PTIF in ADS form, which are expected to be issued in the form of American Depositary Warrants; and

•

warrants to acquire 13.78 newly issued common shares of the Company for at an exercise price of US$0.01 per common shares, subject to reduction in the event that any common shares of the Company are subscribed in the pre-emptive offer of these common shares that the Company is required to conduct prior to issuing the common shares to the Bondholders.

The New Notes will be senior unsecured obligations of the Company denominated in U.S. dollars that will mature on the seventh anniversary of their issuance. The New Notes will be initially be guaranteed, jointly and severally, each Telemar, Oi Móvel, Copart 4 and Copart 5. Upon the conclusion of the Dutch insolvency proceedings of Oi Holanda and PTIF, the Company has agreed to cause Oi Holanda and PTIF to guarantee the obligations of the Company under the New Notes. The New Notes will accrue interest from the Brazilian Confirmation Date. Interest on the New Notes will accrue:

•

for the first three years (1) at a fixed rate of 10.0% per annum payable in cash on a semi-annual basis, or (2) a fixed rate of 12.0% per annum, of which 8.0% shall be paid in cash on a semi-annual basis and 4.0% shall be payable by increasing the principal amount of the outstanding New Notes or by issuing paid-in-kind notes; and

•	for the fourth year onwards, at a fixed rate of 10.0% per annum payable in cash on a semi-annual basis.

Each Warrant will entitle its holder to subscribe for one common share at an exercise price of the equivalent in reais of US$0.01 per common share. Each Warrant will be exercisable at any time, at the sole discretion of the holder, during a period of 90 days, which the Company refers to as the Exercise Period, beginning on the date that is 12 months after the date on which the Warrants are issued, unless the commencement of the Exercise Period is accelerated upon the earliest to occur of the events described below.

If the Company calls a general shareholders’ meeting of the Company or meeting of the Company board of directors’ to approve the commencement of the rights offering relating to the cash capital increase described in Section 6 of the JRP and in the Commitment Agreement, the Company will publish a Material Fact relating to that meeting at least 15 business days prior to that meeting in which the Company will notify holders of Warrants that the Exercise Period relating to the Warrants will commence on the date of publication of that Material Fact.

In the event that any transaction occurs that results in the change of the Company “control” (as such term is defined in the JRP), the Company will publish a Material Fact relating to that transaction in which the Company will notify holders of Warrants that the Exercise Period relating to the Warrants will commence on the date of the completion of such transaction. The JRP defines “control” as (1) the ownership of partner rights that ensure to its holder, on a permanent basis, the majority of the votes in the social deliberations and the power to elect the majority of the company managers; and (2) the effective use of this power to direct social activities and guide the operation of the company’s bodies.

In the event that the settlement procedures with respect to the Qualified Recovery are concluded with respect to the New Notes, the new common shares and the Warrants prior to the conclusion of the Dutch insolvency proceedings of PTIF, the Company will distribute the common shares of the Company currently held by PTIF in ADS form to Bondholders entitled to receive the Qualified Recovery upon the conclusion of the Dutch insolvency proceedings of PTIF.

Non-Qualified Recovery

Under the JRP, the Non-Qualified Recovery with respect to each US1,000 of Bondholder Credits (or the equivalent in other currencies) will consist of a participation interest under a credit agreement to be entered into between the RJ Debtors and an administrative agent in a principal amount of US$500.

The Non-Qualified Credit Agreement will be a senior unsecured obligation of the Company. The Non-Qualified Credit Agreement will be initially be guaranteed, jointly and severally, by each Telemar, Oi Móvel, Copart 4 and Copart 5. Upon the conclusion of the Dutch insolvency proceedings of Oi Holanda and PTIF, the Company has agreed to cause Oi Holanda and PTIF to guarantee the obligations of the Company under the Non-Qualified Credit Agreement. Principal under the Non-Qualified Credit Agreement will be paid in 12 semiannual installments beginning in the 78th month following the Brazilian Confirmation Date in the amount of 4% of the outstanding principal for the first six semi-annual installments, 12.66% of the outstanding principal for the next five semi-annual installments and the remainder at maturity on the 12th anniversary of the effectiveness of the Non-Qualified Credit Agreement. The Non-Qualified Credit Agreement will accrue interest at the rate of 6% per annum from the Brazilian Confirmation Date. Interest will be capitalized to increase the principal balance under the Non-Qualified Credit Agreement on an annual basis, and will be paid together with principal beginning in the 78th month following the Brazilian Confirmation Date.

Default Recovery

Under the JRP, Bondholders that were not Eligible Bondholders, did not make a valid election of the form of recovery for their Bondholder Credits, or do not participate in the settlement procedures will only be entitled to the Default Recovery with respect to the Bondholder Credits represented by their Bonds.

As a result of the confirmation of the JRP by the RJ Court, following the issuance by the U.S. Bankruptcy Court of an order recognizing the JRP and the Confirmation Order, which the Company refer to as the U.S. Recognition Order, the Indentures governing the bonds issued by the Company and Oi Holanda will be novated and Bondholder Credits represented by Bonds issued under those Indentures will entitle the holders of those Bonds (other than Bonds the holders of which receive the Qualified Recovery or the Non-Qualified Recovery in accordance with the settlement procedures) to the Default Recovery. Similarly, following (1) the homologation of the Dutch Composition Plan for PTIF by the Dutch Court (the “Homologation Order”) and the resulting automatic recognition of the Dutch Composition Plan for PTIF under English law pursuant to the European Insolvency Regulation (2015/848), and (2) the contractual release of the Company guarantee of the bonds issued by PTIF pursuant to the terms of the PTIF Consent Solicitation, the Trust Deed governing the bonds issued by PTIF will be novated and Bondholder Credits represented by Bonds issued under the Trust Deed will entitle the holders of those Bonds (other than Bonds the holders of which receive the Qualified Recovery or the Non-Qualified Recovery in accordance with the settlement procedures) to the Default Recovery.

Under the JRP, the Default Recovery will consist of an unsecured right to receive payment of 100% of the principal amount of the Bondholder Credits represented by:

•	bonds issued by the Company or Oi Holanda in five annual, equal installments, commencing on the 20th anniversary of the date of the U.S. Recognition Order; and

•

bond issued by PTIF in five annual, equal installments, commencing on the 20th anniversary of the date of the Homologation Order, which, in each case, the Company refers to as the Default Recovery Entitlement.

A Bondholder’s Default Recovery Entitlement will be denominated in the currency of the Bonds with respect to which the Default Recovery Entitlement relates. The Default Recovery Entitlement with respect to Bonds denominated in U.S. dollars or euros will not bear any interest. The Default Recovery Entitlement with respect to the Company 9.75% senior notes due 2016 will bear interest at the Brazilian TR rate (payable together with the last installment of principal), which will accrue as additional principal amount of the Default Recovery Entitlement during until the 20th anniversary of the date of the U.S. Recognition Order, and thereafter be payable together with payments of principal amount of the Default Recovery Entitlement. The principal and accrued interest with respect to the Default Recovery Entitlement may be redeemed at any time and from time to time, in whole or in part, by the RJ Debtors at a redemption price of 15% of the aggregate principal amount of the Default Recovery Entitlement.

28.     LIABILITIES SUBJECT TO COMPROMISE

As a result of the judicial reorganization proceedings in Brazil and other international jurisdictions (which are considered to be similar in all substantive respects to Chapter 11) prepetition liabilities, as shown below were classified as subject to compromise based on the assessment of these obligations following the guidance of ASC 852 Reorganizations. Prepetition liabilities subject to compromise are required to be reported at the amount expected to be allowed as a claim by the Judicial Reorganization Court, regardless of whether they may be settled for lesser amounts and remain subject to future adjustments based on negotiated settlements with claimants, actions of the Judicial Reorganization Court, rejection of executory contracts, proofs of claims or other events. The following table reflects prepetition liabilities subject to compromise as at December 31, 2017 and 2016:

	2017	2016
Loans and financing	49,129,546	49,265,232
Derivative financial instrument	104,694	104,694
Trade payables	2,139,312	2,158,852
Provision for civil contingencies—Anatel	9,333,795	7,764,994
Provision of pension plan	560,046	560,046
Other	43,334	43,334
Provision for labor contingencies	899,226	752,485
Provision for civil—other claims	2,929,275	3,096,487

Liabilities subject to compromise (*)	65,139,228	63,746,124

(*)

The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor’s List.

Under the Judicial Reorganization proceedings, claims are classified in one of four classes and the treatment of claims under the JRP is differentiated for each of these classes:

•	Class I – labor-related claims;

•	Class II – secured claims;

•	Class III – unsecured claims, statutorily or generally privileged claims, and subordinated claims; and

•	Class IV – claims held by “small companies” under Brazilian law.

The following discussion briefly describes the material types of claims classified as “Liabilities subject to compromise,” describes the classification of those claims under the JRP and, the treatment of those claims under the JRP.

Loans and Financing

On a consolidated basis, the Euro-denominated indebtedness was R$19,578 million as of each of December 31, 2017 and 2016, the U.S. dollar-denominated indebtedness was R$16,978 million as of December 31, 2017 and 2016, and the real-denominated indebtedness was R$12,573 million as of December 31, 2017 and 2016.

Under the instruments governing all of the financial indebtedness, the commencement of the RJ Proceedings on June 20, 2016 constituted an event of default. As a result of the commencement of the RJ Proceedings, all principal and interest under each of these debt instruments was deemed immediately due and payable. As a result of the application of ASC 852 in preparing the consolidated financial statements, all loans and financings outstanding as of June 20, 2016 have been classified as “Liabilities subject to compromise” as of December 31, 2017 and 2016. The Company did not recorded interest expenses and/ or exchange currency fluctuations on the balances of these financial liabilities during 2017 or 2016.

Principal loans and financings consist of:

•	credit facilities with BNDES;

•	fixed-rate notes issued in the international market;

•	credit facilities with international export credit agencies;

•	unsecured lines of credit obtained from Brazilian and international financial institutions;

•	debentures issued in the Brazilian market; and

•	real estate securitization transactions.

The following discussion briefly describes the claims recognized in the RJ proceedings with respect to loans and financings and the loans and financings under the JRP.

Credit Facilities with BNDES

As of December 31, 2017 and 2016, the Company had a variety of outstanding credit facilities with BNDES. The proceeds of these credit facilities have been used for a variety of purposes, including funding of investment plans, funding the expansion of telecommunications plant (voice, data and video), and making operational improvements to meet the targets established in the General Plan on Universal Service Goals and the General Plan on Quality Goals in effect at the time of these loans. As of December 31, 2017 and 2016, all debt instruments with BNDES were secured by pledges of certain limited amount of accounts receivable.

The following table sets forth for certain information with respect to outstanding credit facilities with BNDES, including the aggregate amount of the claims under such credit facilities recognized by the RJ Court.

Facility	2017	2016
	(in millions of reais)
Oi loans	851	851
Telemar loans	1,494	1,494
Oi Móvel loans	982	982

Under the JRP, the claim of BNDES under these credit facilities was classified as a Class II claim. Under the JRP, creditors holding Class II claims will be entitled to receive payment of 100% of the principal amount of their recognized claims in reais, adjusted by the interest/inflation adjustment rate. The principal amount of these claims will be paid in 108 monthly installments beginning in the 73rd month following the Brazilian Confirmation Date, in the amount of 0.33% of the outstanding principal for the first 60 monthly installments, 1.67% of the outstanding principal for the next 47 monthly installments and the remainder at maturity on the 15th anniversary of the Brazilian Confirmation Date. The principal amount of these claims will accrue interest at the TJLP rate plus 2.946372%per annum from the Brazilian Confirmation Date. Interest will be capitalized to increase the principal balance under these claims on an annual basis during the first four years following the Brazilian Confirmation Date, and will be paid monthly in cash thereafter through the final maturity.

Fixed-Rate Notes

As of December 31, 2017 and 2016, the Company had 13 series of fixed-rate debt securities that were issued in the international market. The following table sets forth for each series of fixed rate notes the aggregate amount of the claims for such series recognized by the RJ Court.

	2017	2016
	(in millions of reais)
Bonds issued by the Company.:
9.75% senior notes due 2016	1,083	1,083
5.125% senior notes due 2017	2,273	2,273
9.500% senior notes due 2019	474	474
5.500% senior notes due 2020	6,099	6,099
Bonds issued by Oi Holanda
5.625% senior notes due 2021	2,427	2,427
5.75% senior notes due 2022	4,945	4,945
Bonds issued by PTIF
6.25% notes due 2016	908	908
4.375% notes due 2017	1,487	1,487
5.242% notes due 2017	989	989
5.875% notes due 2018	2,902	2,902
5.00% notes due 2019	2,962	2,962
4.625% notes due 2020	3,851	3,851
4.5% notes due 2025	1,916	1,916

As a result of payments made to some of the holders of the bonds issued by PTIF that participated in the Settlement Creditors Program in Portugal (Note 1), the total claims represented by these bonds has been reduced by R$136 million.

Under the JRP, the claims of holders of these bonds were classified as Class III claims. Under the JRP, each holder of beneficial interests in the bonds issued by the Company, Oi Holanda and PTIF, or Bondholders, is entitled to receive the Qualified Recovery (as described below), the Non-Qualified Recovery (as described below) or the general treatment provided for unsecured credits under the JRP, which is referred to as the Default Recovery, in respect of the claims evidenced by the bonds such Bondholder beneficially holds, which is the Company referred to as Bondholder Credits.

Under the JRP, Bondholders that had individualized their Bondholder Credits in accordance with the procedures established in the JRP and by the RJ Court, which referred to as Eligible Bondholders, were permitted to make an election as to the form of recovery that they wish to receive. All other Bondholders are only entitled to receive the Default Recovery.

Under the JRP, Eligible Bondholders with Bondholder Credits in excess of US$750,000 (or the equivalent in other currencies), which referred to as Qualified Holders, were entitled to elect to receive either the Qualified Recovery or the Default Recovery. Eligible Bondholders with Bondholder Credits of less than US$750,000 (or the equivalent in other currencies), which referred to as Non-Qualified Holders, were entitled to elect to receive either the Non-Qualified Recovery or the Default Recovery.

Under the JRP, Eligible Bondholders were entitled to make an election of the form of their recovery during an election period that commenced on February 6, 2018 and ended on March 8, 2018. Holders that made valid recovery elections will be entitled to participate in settlement procedures and the Company expects to conduct shortly following the satisfaction or waiver of the conditions to the issuance of the new common shares set forth in the JRP.

Qualified Recovery

Under the JRP, the Qualified Recovery with respect to each US1,000 of Bondholder Credits (or the equivalent in other currencies) will consist of:

•	US$195.61 aggregate principal amount of senior unsecured notes of the Company, or the New Notes;

•

179.09 newly issued common shares of the Company, which are expected to be issued in the form of ADSs, subject to reduction in the event that any common shares of the Company are subscribed in the pre-emptive offer of these common shares that the Company is required to conduct prior to issuing the common shares to the Bondholders, in which event such Bondholder will receive the cash proceeds related to the number of common shares by which such allocation was reduced;

•	13.75 common shares of the Company currently held by PTIF in ADS form, which are expected to be issued in the form of American Depositary Warrants; and

•

warrants to acquire 13.78 newly issued common shares of the Company for at an exercise price of US$0.01 per common shares, subject to reduction in the event that any common shares of the Company are subscribed in the pre-emptive offer of these common shares that the Company is required to conduct prior to issuing the common shares to the Bondholders.

The New Notes will be senior unsecured obligations of the Company denominated in U.S. dollars that will mature on the seventh anniversary of their issuance. The New Notes will be initially be guaranteed, jointly and severally, each Telemar, Oi Móvel, Copart 4 and Copart 5. Upon the conclusion of the Dutch insolvency proceedings of Oi Holanda and PTIF, the Company has agreed to cause Oi Holanda and PTIF to guarantee the obligations of the Company under the New Notes. The New Notes will accrue interest from the Brazilian Confirmation Date. Interest on the New Notes will accrue:

•

for the first three years (1) at a fixed rate of 10.0% per annum payable in cash on a semi-annual basis, or (2) a fixed rate of 12.0% per annum, of which 8.0% shall be paid in cash on a semi-annual basis and 4.0% shall be payable by increasing the principal amount of the outstanding New Notes or by issuing paid-in-kind notes; and

•	for the fourth year onwards, at a fixed rate of 10.0% per annum payable in cash on a semi-annual basis.

Each Warrant will entitle its holder to subscribe for one common share at an exercise price of the equivalent in reais of US$0.01 per common share. Each Warrant will be exercisable at any time, at the sole discretion of the holder, during a period of 90 days, which the Company refers to as the Exercise Period, beginning on the date that is 12 months after the date on which the Warrants are issued, unless the commencement of the Exercise Period is accelerated upon the earliest to occur of the events described below.

If the Company calls a general shareholders’ meeting of the Company or meeting of the Company board of directors’ to approve the commencement of the rights offering relating to the cash capital increase described in Section 6 of the JRP and in the Commitment Agreement, the Company will publish a Material Fact relating to that meeting at least 15 business days prior to that meeting in which the Company will notify holders of Warrants that the Exercise Period relating to the Warrants will commence on the date of publication of that Material Fact.

In the event that any transaction occurs that results in the change of the Company “control” (as such term is defined in the JRP), the Company will publish a Material Fact relating to that transaction in which the Company will notify holders of Warrants that the Exercise Period relating to the Warrants will commence on the date of the completion of such transaction. The JRP defines “control” as (1) the ownership of partner rights that ensure to its holder, on a permanent basis, the majority of the votes in the social deliberations and the power to elect the majority of the company managers; and (2) the effective use of this power to direct social activities and guide the operation of the company’s bodies.

In the event that the settlement procedures with respect to the Qualified Recovery are concluded with respect to the New Notes, the new common shares and the Warrants prior to the conclusion of the Dutch insolvency proceedings of PTIF, the Company will distribute the common shares of the Company currently held by PTIF in ADS form to Bondholders entitled to receive the Qualified Recovery upon the conclusion of the Dutch insolvency proceedings of PTIF.

Non-Qualified Recovery

Under the JRPJRP, the Non-Qualified Recovery with respect to each US1,000 of Bondholder Credits (or the equivalent in other currencies) will consist of a participation interest under a credit agreement to be entered into between the RJ Debtors and an administrative agent in a principal amount of US$500.

The Non-Qualified Credit Agreement will be a senior unsecured obligation of the Company. The Non-Qualified Credit Agreement will be initially be guaranteed, jointly and severally, by each Telemar, Oi Móvel, Copart 4 and Copart 5. Upon the conclusion of the Dutch insolvency proceedings of Oi Holanda and PTIF, the Company has agreed to cause Oi Holanda and PTIF to guarantee the obligations of the Company under the Non-Qualified Credit Agreement. Principal under the Non-Qualified Credit Agreement will be paid in 12 semiannual installments beginning in the 78th month following the Brazilian Confirmation Date in the amount of 4% of the outstanding principal for the first six semi-annual installments, 12.66% of the outstanding principal for the next five semi-annual installments and the remainder at maturity on the 12th anniversary of the effectiveness of the Non-Qualified Credit Agreement. The Non-Qualified Credit Agreement will accrue interest at the rate of 6% per annum from the Brazilian Confirmation Date. Interest will be capitalized to increase the principal balance under the Non-Qualified Credit Agreement on an annual basis, and will be paid together with principal beginning in the 78th month following the Brazilian Confirmation Date.

Default Recovery

Under the JRP, Bondholders that were not Eligible Bondholders, did not make a valid election of the form of recovery for their Bondholder Credits, or do not participate in the settlement procedures will only be entitled to the Default Recovery with respect to the Bondholder Credits represented by their Bonds.

As a result of the confirmation of the JRP by the RJ Court, following the issuance by the U.S. Bankruptcy Court of an order recognizing the JRP and the Confirmation Order, which the Company refer to as the U.S. Recognition Order, the Indentures governing the bonds issued by the Company and Oi Holanda will be novated and Bondholder Credits represented by Bonds issued under those Indentures will entitle the holders of those Bonds (other than Bonds the holders of which receive the Qualified Recovery or the Non-Qualified Recovery in accordance with the settlement procedures) to the Default Recovery. Similarly, following (1) the homologation of the Dutch Composition Plan for PTIF by the Dutch Court (the “Homologation Order”) and the resulting automatic recognition of the Dutch Composition Plan for PTIF under English law pursuant to the European Insolvency Regulation (2015/848), and (2) the contractual release of the Company guarantee of the bonds issued by PTIF pursuant to the terms of the PTIF Consent Solicitation, the Trust Deed governing the bonds issued by PTIF will be novated and Bondholder Credits represented by Bonds issued under the Trust Deed will entitle the holders of those Bonds (other than Bonds the holders of which receive the Qualified Recovery or the Non-Qualified Recovery in accordance with the settlement procedures) to the Default Recovery.

Under the JRP, the Default Recovery will consist of an unsecured right to receive payment of 100% of the principal amount of the Bondholder Credits represented by:

•	bonds issued by the Company or Oi Holanda in five annual, equal installments, commencing on the 20th anniversary of the date of the U.S. Recognition Order; and

•

bond issued by PTIF in five annual, equal installments, commencing on the 20th anniversary of the date of the Homologation Order, which, in each case, the Company refers to as the Default Recovery Entitlement.

A Bondholder’s Default Recovery Entitlement will be denominated in the currency of the Bonds with respect to which the Default Recovery Entitlement relates. The Default Recovery Entitlement with respect to Bonds denominated in U.S. dollars or euros will not bear any interest. The Default Recovery Entitlement with respect to the Company 9.75% senior notes due 2016 will bear interest at the Brazilian TR rate (payable together with the last installment of principal), which will accrue as additional principal amount of the Default Recovery Entitlement during until the 20th anniversary of the date of the U.S. Recognition Order, and thereafter be payable together with payments of principal amount of the Default Recovery Entitlement. The principal and accrued interest with respect to the Default Recovery Entitlement may be redeemed at any time and from time to time, in whole or in part, by the RJ Debtors at a redemption price of 15% of the aggregate principal amount of the Default Recovery Entitlement.

Export Credit Agreement

As of December 31, 2017 and 2016, the Company had export credit facility agreements under which the Company have borrowed funds to make equipment purchases related to the fixed-line and mobile telecommunications infrastructure. The lender under some of these export credit facility agreements are the export credit agencies. Under the remainder of these export credit facility agreements, the export credit agencies have guaranteed or insured obligations to the lenders, which are international financial institutions. The following table sets forth certain information for each series of export credit facility agreements, including the aggregate amount of the claims for such series recognized by the RJ Court.

Export Credit Agency	Borrower	2017	2016
		(in millions of reais)
FINNVERA	Company	389	389
ONDD	Company	388	388
China Development Bank	Telemar	2,272	2,272
FINNVERA	Telemar	1,465	1,465
Export Development Canada	Telemar	478	478
ONDD	Telemar	367	367
Nordic Development Bank	Telemar	100	100

Under the JRP, the claims of lenders under export credit facility agreements were classified as Class III claims. Under the JRP, each of the lenders under these export credit facility agreements were entitled to make an election of the form of their recovery during an election period that commenced on February 6, 2018 and ended on February 26, 2018. Each of the lenders under export credit facility agreements elected to receive payment of the amount of their recognized claims, which will be paid in U.S. dollars in 24 semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date, in the amount of 2.0% of the recognized claims for the first 10 semi-annual installments, 5.7% of the recognized claims for the next 13 semi-annual installments and the remainder at maturity on the 17th anniversary of the Brazilian Confirmation Date. The recognized claims will accrue interest at the rate of 1.75% per annum from the Brazilian Confirmation Date. Interest will be capitalized to increase the recognized amount of these claims on an annual basis during the first 66 month following the Brazilian Confirmation Date, and will be paid semi-annually in cash thereafter through the final maturity.

Debentures

As of December 31, 2017 and 2016, the Company had three series of debt securities that were issued in the Brazilian market. The following table sets forth for each series of outstanding debentures the aggregate amount of the claims for such series recognized by the RJ Court.

	2017	2016
	(in millions of reais)
The Company 8th issuance	2,515	2,515
The Company 10th issuance	1,549	1,549
Telemar 2nd issuance	55	55

Under the JRP, the claims of holders of these debentures were classified as Class III claims. Under the JRP, each holder of beneficial interests in the debentures issued by the Company and Telemar were entitled to make an election of the form of their recovery during an election period that commenced on February 6, 2018 and ended on February 26, 2018. Each holder of beneficial interests in these debentures elected to receive debentures denominated in reais an aggregate principal amount equal to the principal of their recognized claims. The principal amount of these debentures will be paid in reais in 24 semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date, in the amount of 2.0% of the outstanding principal for the first 10 semi-annual installments, 5.7% of the outstanding principal for the next 13 semi-annual installments and the remainder at maturity on the 17th anniversary of the Brazilian Confirmation Date. The principal amount of these debentures will accrue interest at the rate of 80% of the CDI rate from the Brazilian Confirmation Date. Interest will be capitalized to increase the principal balance under these debentures on an annual basis during the first 66 month following the Brazilian Confirmation Date, and will be paid semi-annually in cash thereafter through the final maturity.

Unsecured Lines of Credit

In May 2008, Telemar entered into an unsecured line of credit with a Brazilian financial institution in the aggregate amount of R$4,300 million to finance the acquisition of control of the Company. The principal of the loans under this unsecured line of credit was payable in seven equal annual installments, commencing in May 2010. As of December 31, 2017 and 2016, the aggregate amount of the claims under this unsecured line of credit recognized by the RJ Court was R$2,324 million.

Under the JRP, the claims of the lender under this unsecured line of credit were classified as Class III claims. Under the JRP, the lender under this unsecured line of credit was entitled to make an election of the form of its recovery during an election period that commenced on February 6, 2018 and ended on February 26, 2018. The lender under this unsecured line of credit elected to receive payment of the amount of its recognized claims, which will be paid in reais in 24 semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date, in the amount of 2.0% of the recognized claims for the first 10 semi-annual installments, 5.7% of the recognized claims for the next 13 semi-annual installments and the remainder at maturity on the 17th anniversary of the Brazilian Confirmation Date. The recognized amount of these claims will accrue interest at the rate of 80% of the CDI rate from the Brazilian Confirmation Date. Interest will be capitalized to increase the recognized amount of these claims on an annual basis during the first 66 month following the Brazilian Confirmation Date, and will be paid semi-annually in cash thereafter through the final maturity.

Real Estate Securitization Transaction

In August 2010, Telemar transferred 162 real estate properties to thewholly-owned subsidiary Copart 4 and the Company transferred 101 real estate properties to thewholly-owned subsidiary Copart 5. Telemar entered into lease contracts with terms of up to 12 years for the continued use of all of the properties transferred to Copart 4 and the Company entered into lease contracts with terms of up to 12 years for the continued use of all of the properties transferred to Copart 5.

Copart 4 and Copart 5 assigned the receivables representing all payments under these leases to Brazilian Securities Companhia de Securitização, which issued Real Estate Receivables Certificates (Certificados de Recebíveis Imobiliários), or CRIs, backed by these receivables. The CRIs were purchased by Brazilian financial institutions.

The Company received net proceeds from the assignment of lease receivables in the total aggregate amount of R$1,585 million on a consolidated basis, and recorded theobligations to make the assigned payments as short- and long-term debt in the consolidated financial statements. The proceeds raised in this transaction were used to repay short-term debt. In June 2012, each of Copart 4 and Copart 5 partially redeemed the CRIs that they had issued for an aggregate amount of R$393 million. As of December 31, 2017 and 2016, the aggregate amount of the claims under the obligations to make the assigned payments recognized by the RJ Court was R$1,519 million.

Under the JRP, the creditors under the CRIs were classified as Class III claims. Under the JRP, each of the creditors under the CRIs were entitled to make an election of the form of their recovery during an election period that commenced on February 6, 2018 and ended on February 26, 2018. Each of creditors under the CRIs elected to receive payment of the principal of their recognized claims, which will be paid in reais in 24 semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date, in the amount of 2.0% of the recognized claims for the first 10 semi-annual installments, 5.7% of the recognized claims for the next 13 semi-annual installments and the remainder at maturity on the 17th anniversary of the Brazilian Confirmation Date. The amount of these recognized claims will accrue interest at the rate of 80% of the CDI rate from the Brazilian Confirmation Date. Interest will be capitalized to increase the recognized amount of these claims on an annual basis during the first 66 month following the Brazilian Confirmation Date, and will be paid semi-annually in cash thereafter through the final maturity.

Civil Contingencies – ANATEL

On June 20, 2016 the Company was a party to noncompliance administrative proceedings and lawsuits filed by ANATEL and the Federal Attorney General’s Office (AGU). As of December 31, 2017 and 2016, the aggregate amount of the contingencies for claims of ANATEL recognized by the JRP Court was R$14.5 billion, including R$8.4 billion in eligible claims and R$6.1 billion in non-liquid claims. As of December 31, 2017, the aggregate amount of the contingencies for claims of ANATEL recognized in Liabilities subjected to compromise was R$9.3 billion, including R$8.4 billion in eligible claims and R$0.9 billion in non-liquid claims (R$7.7 billion as of December 31, 2016, including R$7.0 billion in eligible claims and R$0.7 billion in non-liquid claims.

As a result of the commencement of the RJ Proceedings on June 20, 2016, all outstanding claims of ANATEL against the RJ Debtors as of that date became subject to compromise under the RJ Proceedings.

Under the JRP, claims of ANATEL were classified as Class III claims. Under the JRP, liquidated claims of ANATEL outstanding as of June 20, 2016 have been novated and in calculating the recovery of ANATEL under these claims the amounts of all accrued interest included in these claims will be reduced by 50% and the amounts of all late charges included in these claims will be reduced by 25%. The remaining amount of these claims will be settled in 240 monthly installments, beginning on June 30, 2018, in the amount of 0.160% of the outstanding claims for the first 60 monthly installments, 0.330% of the outstanding claims for the next 60 monthly installments, 0.500% of the outstanding claims for the next 60 monthly installments, 0.660% of the outstanding claims for the next 59 monthly installments, and the remainder at maturity on June 30, 2038. Beginning on July 31, 2018, the amounts of each monthly installment will be adjusted by the SELIC variation. Payments of monthly installments will be made through the application of judicial deposits related to these claims until the balance of these judicial deposits has been exhausted and thereafter will be payable in cash in reais.

Under the JRP, non-liquidated claims of ANATEL outstanding as of June 20, 2016 have been novated and ANATEL will be entitled to a recovery with respect to those clams similar to the Default Recovery described above in “ —Loans and Financing—Fixed Rate Notes—Default Recovery.”

In the event that a legal rule is adopted in Brazil that regulates an alternative manner for the settlement of the claims of ANATEL outstanding as of June 20, 2016, the RJ Debtors may adopt the new regime, observing the terms and conditions set forth in the Company’s bylaws.

Labor Contingencies

The Company is a party to a large number of labor lawsuits and calculates the related provision based on a statistical methodology that takes into consideration, but not limited to, the total number of existing lawsuits, the claims make in each lawsuit, the amount claimed in each lawsuit, the history of payments made, and the technical opinion of the legal counsel.

•	Overtime - refers to the claim for payment of salary and premiums by alleged overtime hours;

•

Sundry premiums - refer to claims of hazardous duty premium, based on Law 7369/85, regulated by Decree 93412/86, due to the alleged risk from employees’ contact with the electric power grid, health hazard premium, pager pay, and transfer premium;

•	Indemnities - refers to amounts allegedly due for occupational accidents, leased vehicles, occupational diseases, pain and suffering, and tenure;

•	Stability/reintegration - claim due to alleged noncompliance with an employee’s special condition which prohibited termination of the employment contract without cause;

•	Supplementary retirement benefits - differences allegedly due on the benefit salary referring to payroll amounts;

•

Salary differences and related effects - refer mainly to claims for salary increases due to alleged noncompliance with trade union agreements. As for the effects, these refer to the impact of the salary increase allegedly due on the other amounts calculated based on the employee’s salary;

•	Lawyers/expert fees - installments payable to the plaintiffs’ lawyers and court appointed experts, when necessary for the case investigation, to obtain expert evidence;

•	Severance pay - claims of amounts which were allegedly unpaid or underpaid upon severance;

•

Labor fines - amounts arising from delays or nonpayment of certain amounts provided for by the employment contract, within the deadlines set out in prevailing legislation and collective bargaining agreements;

•

Employment relationship - lawsuits filed by outsourced companies’ former employees claiming the recognition of an employment relationship with the Company or its subsidiaries by alleging an illegal outsourcing and/or the existence of elements that evidence such relationship, such as direct subordination;

•	Supplement to FGTS fine - arising from understated inflation, refers to claims to increase the FGTS severance fine as a result of the adjustment of accounts of this fund due to inflation effects;

•	The Company filed a lawsuit against Caixa Econômica Federal to assure the reimbursement of all amounts paid for this purpose;

•	Joint liability - refers to the claim to assign liability to the Company, filed by outsourced personnel, due to alleged noncompliance with the latter’s labor rights by their direct employers;

•	Other claims - refer to different litigation including rehiring, profit sharing, qualification of certain allowances as compensation, etc.

As a result of the commencement of the RJ Proceedings on June 20, 2016, all outstanding labor claims against the RJ Debtors as of that date became subject to compromise under the RJ Proceedings. As of December 31, 2017 and 2016, the aggregate amount of the contingencies for labor claims recognized by the RJ Court was R$899 million and R$752 million, respectively.

Under the JRP, labor claims were classified as Class I claims. Under the JRP, generally all labor claims will be paid in five equal monthly installments, beginning on the 6-month anniversary of the Brazilian Confirmation Date. Labor claims not yet adjudicated will be paid in five equal monthly installments, beginning six months after a final, non-appealable ruling of the relevant court hearing a labor claim.

Labor claims for which a judicial deposit has been posted by any of the RJ Debtors will be paid through the immediate disbursement of the amount deposited in court and, in the event that the related judicial deposit is lower than the labor claim listed by the RJ Debtors in the Second Creditor List, the judicial deposit shall be used to pay part of the labor claim and the outstanding balance of the labor claim will be paid after a decision is issued by the RJ Court that ratifies the amount due in five equal monthly installments, beginning six months after the Brazilian Confirmation Date. In the event that the related judicial deposit is greater than the amount of the labor claim, the RJ Debtors will be entitled to withdraw the difference from the judicial deposit.

Labor claims for which no judicial deposit has been posted by any of the RJ Debtors will be paid through judicial deposits to be attached to the court records of the related case.

Civil Contingencies – Other Claims

Corporate – Financial Participation Agreements

These agreements were governed by Administrative Rules 415/1972, 1181/1974, 1361/1976, 881/1990, 86/1991, and 1028/1996. Subscribers held a financial interest in the concessionaire after paying in a certain amount, initially recorded as capitalizable funds and subsequently recorded in the concessionaire’s equity, after a capital increase was approved by the shareholders’ meeting, thus generating the issuance of shares. The lawsuits filed against the former CRT—Companhia Riograndense de Telecomunicações, a company merged by the Company, challenge the way shares were granted to subscribers based on said financial participation agreements.

The Company used to recognize a provision for the risk of unfavorable outcome in these lawsuits based on certain legal doctrine. During 2009, however, decisions issued by appellate courts led the Company to revisit the amount accrued and the risk classification of the relevant lawsuits. The Company, considering obviously the peculiarities of each decision and based on the assessment made by its legal department and outside legal counsel, changed its estimate on the likelihood of an unfavorable outcome from possible to probable. In 2009, the Company’s management, based on the opinions of its legal department and outside legal counsel, revised the measurement criteria of the provision for contingencies related to the financial interest agreements. Said revision contemplated additional considerations regarding the dates and the arguments of the final and unappealable decisions on ongoing lawsuits, as well as the use of statistical criteria to estimate the amount of the provision for those lawsuits. The Company currently accrues these amounts mainly taking into consideration (i) the criteria above, (ii) the number of ongoing lawsuits by matter discussed, (iii) the average amount of historical losses, broken down by matter in dispute, and (iv) the impacts of the payment of these contingencies in the context of the Judicial Reorganization Plan ratified on January 8, 2018. In addition to these criteria, in 2013 the courts recognized, in several decisions, the enforcement of the twenty-year statute of limitations for the lawsuits that met this criterion and the Company, based on the opinion of its in-house and outside legal counsel, understands that the likelihood of loss is remote. Therefore, it is not necessary to set up a provision.

At the end of 2010, the website of the Superior Court of Justice (STJ) disclosed news that this court had set compensation criteria to be adopted by the Company to the benefit of the shareholders of the former CRT for those cases new shares, possibly due, could not be issued because of the sentence issued. According to this court judgment news, which does not correspond to a final decision, the criteria must be based on (i) the definition of the number of shares that each claimant would be entitled, measuring the capital invested at the book value of the share reported in CRT’s monthly trial balance on the date it was paid-in, (ii) after said number of shares is determined, it must be multiplied by its quotation on the stock exchange at the closing of the trading day the final and unappealable decision is issued, when the claimant becomes entitled to sell or disposed of the shares, and (iii) the result obtain must be adjusted for inflation (IPC/INPC) from the trading day of the date of the final and unappealable decision, plus legal interest since notification. In the case of succession, the benchmark amount will be the stock market price of the successor company.

Based on current information, management believes that its estimate would not be materially impacted as at December 31, 2017. There may be, however, significant changes in the items above, mainly regarding the market price of Company shares.

Small claims courts

Claims filed by customers for which the individual indemnification compensation amounts do not exceed the equivalent of forty (40) minimum wages; and

The Company is a party to a large number of lawsuits filed in small claims courts and calculates the related provision based on a statistical methodology that takes into consideration, but not limited to, the total number of existing lawsuits, the claims make in each lawsuit, the amount claimed in each lawsuit, the history of payments made, and the technical opinion of the legal counsel and the impacts of the Judicial Reorganization Plan, issued on January 8, 2018.

Other claims

Refer to several of ongoing lawsuits discussing contract terminations, certain agencies requesting the reopening of customer service centers, compensation claimed by former suppliers and building contractors, in lawsuits filed by equipment vendors against Company subsidiaries, revision of contractual terms and conditions due to changes introduced by a plan to stabilize the economy, and litigation mainly involving discussions on the breach of contracts.

As a result of the commencement of the RJ Proceedings on June 20, 2016, all outstanding unsecured civil claims against the RJ Debtors as of that date became subject to compromise under the RJ Proceedings. As of December 31, 2017 and 2016, the aggregate amount of the contingencies for civil claims (other than claims of ANATEL and other regulatory agencies) recognized by the RJ Court was R$2,929 million and R$3,096 million, respectively.

Under the JRP, unsecured civil claims against the RJ Debtors were classified as Class III and IV claims. Under the JRP, if judicial deposits have been made with respect to adjudicated civil claims, holders of these civil claims that expressly agree with the amounts of the civil claims acknowledged by the RJ Debtors, including those indicated in the Second List of Creditors, and waive the right to offer, propose, or proceed with credit actions, qualifications, divergences, objections, or any other measure (including appeals) which aim at increasing the amounts of their civil claims, will be paid, subject to the reduction of the amount of any civil claim classified as a Class III claim as described below, through the application of judicial deposits related to these civil claims until the balance of the relevant judicial deposits has been exhausted. Any amount of a civil claim remaining unpaid after the application of the related judicial deposit will entitle the holder to a recovery with respect to the balance of that civil claim similar to the Default Recovery described above in “ —Loans and Financing—Fixed Rate Notes—Default Recovery.” Any amount of a civil claim remaining unpaid after the application of the related judicial deposit will entitle the holder to a recovery with respect to the balance of that civil claim similar to the Default Recovery described above in “ —Loans and Financing—Fixed Rate Notes—Default Recovery.” In the event that the related judicial deposit is greater than the amount that the holder of a civil claim is entitled to withdraw, the RJ Debtors will be entitled to withdraw the difference from the judicial deposit.

The amount of the claim of a holder of civil claims (other than claims of ANATEL and other regulatory agencies) that have been classified as Class III claims will be reduced based on the amount of such civil claims as follows:

•	Civil claims of more than R$1,000 and equal to or less than R$5,000 will be reduced by 15%;

•	Civil claims of more than R$5,000 and equal to or less than R$10,000 will be reduced by 20%;

•	Civil claims of more than R$10,000 and equal to or less than R$150,000 will be reduced by 30%; and

•	Civil claims of more than R$150,000 will be reduced by 50%.

Under the JRP, if judicial deposits have been made with respect to unadjudicated civil claims, following adjudication of their claims, the holders of these civil claims that expressly agree with the amounts of the civil claims acknowledged by the RJ Debtors, including those indicated in the Second List of Creditors, and waive the right to offer, propose, or proceed with credit actions, qualifications, divergences, objections, or any other measure (including appeals) which aim at increasing the amounts of their civil claims, will be paid, subject to the reduction of the amount of any civil claim classified as a Class III claim as described above, through the application of judicial deposits related to these civil claims until the balance of the relevant judicial deposits has been exhausted. Any amount of a civil claim remaining unpaid after the application of the related judicial deposit will entitle the holder to a recovery with respect to the balance of that civil claim similar to the Default Recovery described above in “ —Loans and Financing—Fixed Rate Notes—Default Recovery.” Any amount of a civil claim remaining unpaid after the application of the related judicial deposit will entitle the holder to a recovery with respect to the balance of that civil claim similar to the Default Recovery described above in “ —Loans and Financing—Fixed Rate Notes—Default Recovery.” In the event that the related judicial deposit is greater than the amount that the holder of a civil claim is entitled to withdraw, the RJ Debtors will be entitled to withdraw the difference from the judicial deposit.

Contingencies liabilities (Note 18)

The Companies under judicial reorganization and its subsidiaries are also parties to several lawsuits in which the likelihood of an unfavorable outcome is classified as possible, in the opinion of their legal counsel, and for which no provision for contingent liabilities has been recognized.

The breakdown of contingent liabilities with a possible unfavorable outcome and, therefore, not recognized in accounting, is as follows:

	2017	2016
Labor	796,471	714,376
Civil	950,208	1,064,642

Total	1,746,679	1,779,018

Trade Payables

The trade payables are represented by the suppliers that provide services related to the infrastructure services, network maintenance services, interconnection costs, rental and insurance, rights of way and other third-party services.

As a result of the commencement of the RJ Proceedings on June 20, 2016, all outstanding trade payables as of that date became subject to compromise under the RJ Proceedings. As of December 31, 2017 and 2016, the aggregate amount of the claims of trade creditors recognized by the RJ Court was R$2,139 million and R$2,159 million, respectively.

Under the JRP, the claims of trade creditors were classified as Class III or Class IV claims. Under the JRP, each of these trade creditors were entitled to make an election of the form of their recovery during an election period that commenced on February 6, 2018 and ended on February 26, 2018.

Trade creditors that, under the JRP, continued to supply goods and/or services to the RJ Debtors without any unreasonable change in the terms and conditions and that do not have any on-going litigation against any of the RJ Debtors, other than litigation related to the RJ Proceeding were deemed to be “Strategic Supplier Creditors” under the JRP. Strategic Supplier Creditors with claims of R$150,000 or less (or the equivalent in other currencies), other than claims arising from loans or other funding provided to Oi Holanda, were entitled to elect to receive 100% of their claims in cash within 20 business days after the end of the election period. Strategic Supplier Creditors with claims of more than R$150,000 (or the equivalent in other currencies), other than claims arising from loans or other funding provided to Oi Holanda, were entitled to elect to receive R$150,000 (or the equivalent in other currencies) in cash within 20 business days after the end of the election period and 90% of their remaining claims in cash in four equal annual installments, plus interest on the amount of their claims at the rate of TR plus 0.5% per annum for claims denominated in reais, and at the rate of 0.5% per annum for claims denominated in U.S. dollars or euros.

Trade creditors that were not deemed to be “Strategic Supplier Creditors” under the JRP were entitled to elect to:

•	receive the entire amount of their claim in cash in a single installment if the aggregate amount of their claims was less than or equal to R$1,000;

•	receive R$1,000 in cash in a single installment with respect to the entire amount of their claim if the aggregate amount of their claims was more than R$1,000; or

•

receive the entire amount of their claim under terms similar to (1) those described under “ —Loans and Financing—Unsecured Lines of Credit” if their claims were denominated in reais, or (2) those described under “ —Loans and Financing—Export Credit Agreements” if their claims were denominated in a currency other than reais.

Trade creditors that did not elect one of these recovery options are entitled to a default recovery similar to the Default Recovery described in “ —Loans and Financing—Fixed Rate Notes—Default Recovery.”

Pension Plans

As a result of the commencement of the RJ Proceedings on June 20, 2016, the Company obligations to fund certain of post-retirement defined benefit plans as of that date became subject to compromise under the RJ Proceedings. As of each of December 31, 2017 and 2016, the aggregate amount of unfunded obligations under the post-retirement defined benefit plans the contingencies recognized by the RJ Court was R$560 million, all of which related to claims of Fundação Atlântico.

Under the JRP, obligations to fund the post-retirement defined benefit plans were classified as Class I claims. Claims due to Fundação Atlântico will be payable in six annual, equal installments, beginning on the fifth anniversary of the Brazilian Confirmation Date and the amount due will bear interest at the rate of the National Consumer Price Index (INPC) plus 5.5% per annum from the Brazilian Confirmation Date. Interest will be capitalized to increase the principal balance of these claims on an annual basis during the first five years following the Brazilian Confirmation Date, and will be paid annually in cash thereafter through the final maturity.